Stock-Based Compensation - Schedule of Compensation Cost Recognized (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Compensation cost	$ 43,002	$ 38,368	$ 33,422
Less: Reimbursed costs and capitalized cost	(1,156)	(1,104)	(1,090)
Compensation cost after reimbursed costs and capitalized cost	41,846	37,264	32,332
Less: Related tax benefit	(11,230)	(9,822)
Compensation cost, net of tax benefit	30,616	27,442	32,332
Omnibus Plan [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Compensation cost	33,742	29,662	27,201
MGM China Plan [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Compensation cost	$ 9,260	$ 8,706	$ 6,221